Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	6.3726	6.525	6.9618
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	7.7996	7.7534	7.7894
Items in the statements of income and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	6.4508	6.9042	6.9081
Items in the statements of income and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	7.7727	7.7559	7.8351